LEASES - weighted average remaining lease terms and discount rates (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 6 months 26 days	2 years 6 months 26 days
Weighted average discount rate	5.00%	5.00%
Operating lease costs	$ 190,777	¥ 1,348,742
Short-term lease costs	$ 161,593	¥ 1,142,417